Other receivables	3 Months Ended
Sep. 30, 2024
Other receivables [Abstract]
Other receivables
Note 8. Other receivables

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Trade receivables	126	152
Government grant receivable	1,395	2,078
Share issuance proceeds	5,851	16,563
Interest receivable	158	1,472
ERS receivable	2,020	1,128
Other receivables	96	130
Goods and services tax receivable	14,272	7,844

Total other receivables	23,918	29,367